Expense Example - FidelitySeriesSelectInternationalSmallCapFund-PRO - FidelitySeriesSelectInternationalSmallCapFund-PRO - Fidelity Series Select International Small Cap Fund - Fidelity Series Select International Small Cap Fund
Dec. 30, 2024 USD ($)
Expense Example:
1 year	$ 1
3 years	3
5 years	48
10 years	$ 206